Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 21, 2020
The purpose of this supplement is to provide you with changes to the current Prospectuses and Statement of Additional Information for the Fund listed below:
Invesco Select Risk: Moderate Investor Fund
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information-for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.
The following risks are added in substantially similar form under the heading “Principal Risks of Investing in the Fund” in the Summary Prospectus and under each of the headings “Fund Summary – Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – Risks – Investments in The Underlying Funds” in the Statutory Prospectus:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability. Specifically, active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual returns. Active trading also may increase the proportion of an underlying fund’s gains that are short-term capital gains, which are treated as ordinary income and taxed at a higher rate than long-term gains.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with an underlying fund. An underlying fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. The risk may be heightened to the extent that securities held by an underlying fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying fund and no other AP is able to step forward to create or redeem creation units, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain underlying ETF funds currently intend to effect redemptions for cash, rather than in-kind, because of the nature of an underlying ETF fund’s investments. Because a certain underlying fund currently intends to effect redemptions for cash, an underlying fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, an ETF underlying fund may recognize a capital gain on these sales that might not have been incurred if an underlying ETF fund had made a redemption in-kind. This may decrease the tax efficiency of an underlying ETF fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between an underlying ETF fund and conventional ETFs.
Collateralized Loan Obligations Risk. A CLO is an ABS whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. An investment in a CLO may decrease in market value because
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of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of the CLO securities. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the underlying fund’s investment adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the underlying fund’s investment adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, an underlying fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that an underlying fund will achieve these returns or that the issuer will make an exchange offer. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Geographic Concentration Risk. Underlying funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified underlying funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which an underlying fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact an underlying fund’s investments in the affected region.
Income Risk. An underlying fund’s income may decline when interest rates fall because an underlying fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that an underlying fund invests in lower yielding bonds, and as the bonds in its portfolio mature, an underlying fund needs to purchase additional bonds, thereby reducing an underlying fund’s income.
Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of an underlying index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming. If a specific security is removed from an underlying index, an underlying fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An underlying index may not contain the appropriate mix of securities for any
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particular economic cycle. Unlike with an actively managed fund, the Adviser does not use defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events..
Industry Concentration Risk. From time to time an underlying fund may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. By concentrating its investments in an industry or industry group, an underlying fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole. Information about an underlying fund’s exposure to a particular industry or industry group is available in an underlying fund’s annual and semi-annual reports to shareholders, as well as on required forms filed with the SEC.
Financials Sector Risk. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector, and financial services companies whose securities an underlying fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.
Utilities Sector Risk. The risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of utilities companies, including high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the issuer can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; and increased competition from other providers of utility services. Utilities companies may also be adversely affected by increased costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies. The effects of a national energy policy and lengthy delays, increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, which may include the problems associated with the use of radioactive materials and the disposal of radioactive wastes, may also negatively impact these companies.
Technological innovations may render existing plants, equipment or products obsolete, and companies may experience difficulty in obtaining regulatory approval of new technologies; a lack of compatibility of telecommunications equipment; and may be affected by the potential impact of terrorist activities on the utility industry and its customers, as well as the impact of natural or man-made disasters. Any such event could have serious consequences for the general population of the affected area and may adversely impact an underlying fund’s portfolio securities performance. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. Deregulation is subjecting utilities companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or
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that such increases will be adequate to permit the payment of dividends on stocks issued by a utilities company.
Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Liquidity Risk. Certain securities, derivatives or other instruments maybe less liquid than other types of investments. A security is considered to be illiquid if it cannot be sold at a fair price within a reasonable amount of time. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading.
Liquidity risk is particularly important when an underlying fund’s operations require cash, and may in certain circumstances require that an underlying fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. This could have a negative effect on an underlying fund’s ability to achieve its investment objective and may result in losses to fund shareholders.
Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for such securities may vary over time, and if the credit quality of a security unexpectedly declines, secondary trading of the security may decline for a period of time. In the event an underlying fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Additionally, in stressed market conditions, the market for an underlying fund’s shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Market Trading Risk. Certain underlying funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the underlying fund. Although the share of an underlying fund are listed for trading on a securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained by market makers or APs, that the shares will continue to trade on any such exchange or that the shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the shares trading at a premium or discount to an underlying fund’s NAV. As a result, an investor could lose money over short or long periods. Further, an underlying fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by an underlying fund), and are generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Additionally, in stressed market conditions, the market for the shares may become less liquid in response to deteriorating liquidity in the markets for an underlying fund’s portfolio holdings, which may cause a variance in the market price of the shares and their underlying value.
Non-Correlation Risk. An underlying fund’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to its underlying index and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of its underlying index. To the extent that an underlying fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction
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costs could have a proportionally greater impact on an underlying fund. Additionally, if an underlying fund uses a sampling approach, it may result in returns for an underlying fund that are not as well-correlated with the return of its respective underlying index as would be the case if an underlying fund purchased all of the securities in its underlying index in the proportions represented in the underlying index.
The performance of an underlying fund and its underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and its underlying index resulting from legal restrictions, costs or liquidity constraints. Additionally, an underlying fund that issues or redeems creation units principally for cash will incur higher costs in buying and selling securities than if it issued and redeemed creation units principally in-kind. An underlying fund may fair value certain of the securities it holds. To the extent an underlying fund calculates its NAV based on fair value prices, which may contribute to tracking error, an underlying fund’s ability to track its underlying index may be adversely affected. Since each underlying index is not subject to the tax diversification requirements to which each Fund must adhere, an underlying fund may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. An underlying fund may not invest in certain securities included in its respective underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying fund’s purchase or sale of securities included in its respective underlying index. For tax efficiency purposes, an underlying fund may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The investment adviser for an underlying fund may not fully invest an underlying fund’s assets at times, either as a result of cash flows into an underlying fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when an underlying fund is new and has operated for only a short period).
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact an underlying fund’s ability to track its underlying index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, an underlying fund or other client accounts to suffer disadvantages or business restrictions. As a result, an underlying fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.
Operational Risk. Operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. An underlying fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Rule 144A Securities Risk. Rule 144A Securities are restricted securities that can be purchased only by “qualified institutional buyers,” as defined under the Securities Act. The market for Rule 144A Securities typically is less active than the market for publicly-traded securities. As such, investing in Rule 144A Securities may reduce the liquidity of an underlying fund’s investments, and an underlying fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of Rule 144A Securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. In addition, transaction costs may be higher for restricted securities than for more liquid securities. An underlying fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.
Volatility Risk. Although an underlying fund’s investment strategy targets a specific volatility level, certain of an underlying fund’s investments may appreciate or decrease significantly in value over
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short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
The first sentence of the fourth paragraph under “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification” in the Statement of Additional Information is replaced in its entirety with the following:
The Funds of Funds’ most recent Annual or Semi-Annual Report contains a list of Underlying Funds and the weightings as of the end of the most recently completed fiscal period for each Fund of fund.
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